UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-8549

                              Oak Associates Funds
               (Exact name of registrant as specified in charter)
                                    --------


                         3875 Embassy Parkway, Suite 250
                              Akron, OH 44333-8334
               (Address of principal executive offices) (Zip code)

                              Oak Associates Funds
                                 P.O. Box 219441
                           Kansas City, MO 64121-9441
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-462-5386

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

Item 1. Report to Stockholders

                                                              SEMI-ANNUAL REPORT

                                                                  April 30, 2003

White Oak Growth Stock Fund
Pin Oak Aggressive Stock Fund
Red Oak Technology Select Fund
Black Oak Emerging Technology Fund
Live Oak Health Sciences Fund

[LOGO]  OAK ASSOCIATES FUNDS

--------------------------------------------------------------------------------
 Table of Contents
--------------------------------------------------------------------------------

Shareholder Letter ............................  1

Financial Highlights ..........................  2

Statements of Net Assets ......................  4

Statements of Operations ...................... 14

Statements of Changes
in Net Assets ................................. 16

Notes to
Financial Statements .......................... 18



--------------------------------------------------------------------------------
 Contact Us
--------------------------------------------------------------------------------

BY MAIL          Oak Associates Funds
                 P.O. Box 219441
                 Kansas City, MO 64121-9441

BY TELEPHONE     1-888-462-5386

ON THE WEB       www.oakassociates.com

                 Click on the MY OAK ACCOUNT
                 section to take advantage of
                 these features:

                 o Trade Online

                 o Access and Update Account Information

                 o Go Paperless with E-Delivery

To Our Shareholders


Dear Fellow Shareholder:

We are pleased to send you the Oak Associates Funds' Semi-Annual Report, which contains information on the holdings of each of the Funds, along with the Financial Highlights and Statements of Operations for the six-month period ended April 30, 2003. We encourage you to read the report to help you stay informed about your mutual fund investment.

The markets have been shown a broad-based recovery over the past six months, and recent performance in our concentrated fund portfolios has been strong. The market appears to have hit a bottom in early October, and we believe the backdrop is set for a sustained recovery.

As we look at the economy today, things actually look quite good. The war in Iraq is evolving towards a new phase, and U.S. policy has taken a greater focus toward economic stimulus. We believe the tax cut plan will provide positive effects for both the stock market and the economy. From a historical perspective, our economy is better-positioned than it was during other post-war/post-recession periods. The consumer has remained strong, and business is starting to show signs of capital spending improvements. Furthermore, cost-conscious company managements, low interest rates, low inflation and falling oil prices all set the stage for what we believe will be a solid recovery.

We are optimistic about the future and believe that our investors will be rewarded for their commitment to a long-term investment strategy. As always, we appreciate the trust you have placed in us and thank you for your investment.

Sincerely,


/S/ JAMES D. OELSCHLAGER

James D. Oelschlager
Chief Investment Officer

Financial Highlights


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30, 2003 (UNAUDITED) AND OCTOBER 31,


                                                           REALIZED AND                                             NET
                    NET ASSET                               UNREALIZED      DISTRIBUTIONS      DISTRIBUTIONS       ASSET
                      VALUE                  NET             GAINS OR         FROM NET             FROM            VALUE
                    BEGINNING            INVESTMENT        (LOSSES) ON       INVESTMENT           CAPITAL         END OF
                    OF PERIOD               LOSS            SECURITIES         INCOME              GAINS          PERIOD
------------------------------------------------------------------------------------------------------------------------------------
WHITE OAK GROWTH STOCK FUND
 2003*              $23.22               $ (0.05)             $  2.58         $   --           $    --            $25.75
 2002                34.54                 (0.12)              (11.20)            --                --             23.22
 2001                77.05                 (0.15)              (42.08)            --             (0.28)            34.54
 2000                53.28                 (0.19)               23.96             --                --             77.05
 1999                34.04                 (0.13)               19.37             --                --             53.28
 1998(1)             29.29                 (0.05)                4.86             --             (0.06)            34.04

PIN OAK AGGRESSIVE STOCK FUND
 2003*              $11.63               $ (0.04)            $   1.65         $   --           $    --            $13.24
 2002                21.61                 (0.20)               (9.78)            --                --             11.63
 2001                69.45                 (0.32)              (47.27)            --             (0.25)            21.61
 2000                41.85                 (0.20)               29.33             --             (1.53)            69.45
 1999                21.96                 (0.13)               20.02             --                --             41.85
 1998(1)             19.46                 (0.15)                2.65             --                --             21.96

RED OAK TECHNOLOGY SELECT FUND
 2003*             $  4.23               $ (0.02)             $  0.62         $   --           $    --            $ 4.83
 2002                 8.45                 (0.08)               (4.14)            --                --              4.23
 2001                33.85                 (0.14)              (25.26)            --                --              8.45
 2000                16.94                 (0.13)               17.04             --                --             33.85
 1999(2)             10.00                 (0.05)                6.99             --                --             16.94

BLACK OAK EMERGING TECHNOLOGY FUND
 2003*             $  1.23               $ (0.01)            $   0.25         $   --           $    --           $  1.47
 2002                 2.98                 (0.02)               (1.73)            --                --              1.23
 2001(3)             10.00                 (0.02)               (7.00)            --                --              2.98

LIVE OAK HEALTH SCIENCES FUND
 2003*              $ 7.83               $ (0.03)             $ (0.47)        $   --           $    --           $  7.33
 2002                10.24                 (0.05)               (2.36)            --                --              7.83
 2001(4)             10.00                 (0.01)                0.25             --                --             10.24


*   FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2003. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF
    TAXES THE SHAREHOLDER WILL PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.
(1) THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIODS PRIOR TO FEBRUARY 27, 1998 IS THE FINANCIAL DATA OF THE
    WHITE OAK GROWTH STOCK FUND AND THE PIN OAK AGGRESSIVE STOCK FUND, RESPECTIVELY, EACH A SERIES OF THE ADVISORS'
    INNER CIRCLE FUND.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


1-888-462-5386                    2


                                                                                                              RATIO OF
                                                                                                              EXPENSES
                                                                                                             TO AVERAGE
                                                                                                             NET ASSETS
                                                                                         RATIO OF            (EXCLUDING
                                         NET ASSETS                 RATIO OF          NET INVESTMENT           WAIVERS
                                           END OF                  EXPENSES TO             LOSS             AND DIRECTED
                    TOTAL                  PERIOD                    AVERAGE            TO AVERAGE            BROKERAGE
                    RETURN+                 (000)                  NET ASSETS           NET ASSETS          ARRANGEMENTS)
--------------------------------------------------------------------------------------------------------------------------------
WHITE OAK GROWTH STOCK FUND
 2003*               10.90%             $1,624,971                     1.03%               (0.34)%                1.11%
 2002               (32.77)              1,593,995                     1.00                (0.32)                 1.01
 2001               (54.99)              3,188,358                     0.95                (0.31)                 0.95
 2000                44.61               6,219,080                     0.96                (0.38)                 0.96
 1999                56.52               2,196,364                     1.00                (0.34)                 1.04
 1998(1)             16.48                 830,219                     1.00                (0.22)                 1.07

PIN OAK AGGRESSIVE STOCK FUND
 2003*               13.84%            $   167,305                     1.05%               (0.76)%                1.25%
 2002               (46.18)                143,775                     1.00                (0.87)                 1.09
 2001               (68.75)                363,083                     0.99                (0.82)                 0.99
 2000                71.36               1,219,288                     1.00                (0.59)                 1.02
 1999                90.57                 131,755                     1.00                (0.57)                 1.10
 1998(1)             12.85                  41,444                     1.00                (0.79)                 1.14

RED OAK TECHNOLOGY SELECT FUND
 2003*               14.18%             $  256,095                     1.05%               (0.96)%                1.26%
 2002               (49.94)                217,390                     1.00                (0.97)                 1.10
 2001               (75.04)                531,663                     0.98                (0.84)                 0.98
 2000                99.82               2,220,110                     0.99                (0.79)                 1.01
 1999(2)             69.40                 168,562                     1.00                (0.81)                 1.20

BLACK OAK EMERGING TECHNOLOGY FUND
 2003*               19.51%           $     49,031                     1.05%               (1.01)%                1.62%
 2002               (58.72)                 40,583                      1.00               (0.86)                 1.20
 2001(3)            (70.20)                104,191                      1.00               (0.52)                 1.12

LIVE OAK HEALTH SCIENCES FUND
 2003*               (6.39)%          $     16,478                     1.05%               (0.61)%                1.31%
 2002               (23.54)                 18,686                     1.00                (0.56)                 1.18
 2001(4)              2.40                  21,134                     1.00                (0.49)                 1.23


                     RATIO OF NET
                      INVESTMENT
                    LOSS TO AVERAGE
                      NET ASSETS
                      (EXCLUDING
                        WAIVERS
                     AND DIRECTED           PORTFOLIO
                       BROKERAGE            TURNOVER
                     ARRANGEMENTS)            RATE
---------------------------------------------------------
WHITE OAK GROWTH STOCK FUND
 2003*                 (0.42)%                1.71%
 2002                  (0.33)                10.76
 2001                  (0.31)                15.44
 2000                  (0.38)                13.86
 1999                  (0.38)                 6.27
 1998(1)               (0.29)                 6.16

PIN OAK AGGRESSIVE STOCK FUND
 2003*                 (0.96)%               19.65%
 2002                  (0.96)                17.68
 2001                  (0.82)                20.91
 2000                  (0.61)                13.16
 1999                  (0.67)                26.47
 1998(1)               (0.93)                10.04

RED OAK TECHNOLOGY SELECT FUND
 2003*                 (1.17)%               34.71%
 2002                  (1.07)                47.80
 2001                  (0.84)                53.98
 2000                  (0.81)                40.13
 1999(2)               (1.01)                16.54

BLACK OAK EMERGING TECHNOLOGY FUND
 2003*                 (1.58)%               21.96%
 2002                  (1.06)                57.15
 2001(3)               (0.64)                 5.99

LIVE OAK HEALTH SCIENCES FUND
 2003*                 (0.87)%                4.69%
 2002                  (0.74)                31.00
 2001(4)               (0.72)                   --

(2) THE RED OAK TECHNOLOGY SELECT FUND COMMENCED OPERATIONS ON DECEMBER 31, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) THE BLACK OAK EMERGING TECHNOLOGY FUND COMMENCED OPERATIONS ON DECEMBER 29, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(4) THE LIVE OAK HEALTH SCIENCES FUND COMMENCED OPERATIONS ON JUNE 29, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                        3                  www.oakassociates.com

Statement of Net Assets


APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
White Oak Growth Stock Fund
--------------------------------------------------------------------------------
                                                           MARKET
DESCRIPTION                         SHARES              VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.8%

 COMMERCIAL BANKS -- 4.4%
 Citigroup                         1,810,000            $   71,042
                                                        ----------
                                                            71,042
                                                        ----------

 COMPUTER COMMUNICATIONS EQUIPMENT -- 12.4%
 Cisco Systems*                    8,950,000               134,608
 Juniper Networks*                 6,520,000                66,634
                                                        ----------
                                                           201,242
                                                        ----------

 DATA STORAGE -- 7.0%
 Brocade Communications
   Systems*                        5,650,000                32,601
 EMC*                              8,845,000                80,401
                                                        ----------
                                                           113,002
                                                        ----------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
     APPARATUS -- 6.1%
 Medtronic                         2,070,000                98,822

                                                        ----------
                                                            98,822
                                                        ----------

 ELECTRONIC COMPUTERS -- 3.2%
 Dell Computer*                    1,825,000                52,761
                                                        ----------
                                                            52,761
                                                        ----------

 FIRE, MARINE & CASUALTY INSURANCE -- 4.5%
 American International
   Group                           1,275,500                73,915
                                                        ----------
                                                            73,915
                                                        ----------

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                            SHARES           VALUE (000)
--------------------------------------------------------------------------------

 PHARMACEUTICAL PREPARATIONS -- 9.9%
 Eli Lilly                         1,140,000            $   72,755
 Pfizer                            2,870,000                88,252
                                                        ----------
                                                           161,007
                                                        ----------

 SECURITY BROKERS, DEALERS &
     FLOTATION COMPANIES -- 8.5%
 Charles Schwab                    7,250,000                62,568
 Morgan Stanley                    1,700,000                76,075
                                                        ----------
                                                           138,643
                                                        ----------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 6.8%
 Applied Materials*                7,533,000               109,982
                                                        ----------
                                                           109,982
                                                        ----------

 SEMICONDUCTORS & RELATED DEVICES -- 11.2%
 Intel                             3,100,000                57,040
 Linear Technology                 2,235,000                77,040
 PMC-Sierra*                       5,750,000                47,437
                                                        ----------
                                                           181,517
                                                        ----------

 SERVICES -- COMPUTER PROCESSING -- 2.7%
 First Data                        1,120,000                43,938
                                                        ----------
                                                            43,938
                                                        ----------

 SERVICES -- PREPACKAGED SOFTWARE -- 12.1%
 Microsoft                         3,835,000                98,061
 Veritas Software*                 4,465,000                98,275
                                                        ----------
                                                           196,336
                                                        ----------

 SHORT-TERM BUSINESS CREDIT INSTITUTIONS-- 6.9%
 MBNA                              5,950,000               112,455
                                                        ----------
                                                           112,455
                                                        ----------

1-888-462-5386                 4

--------------------------------------------------------------------------------
White Oak Growth Stock Fund (CONTINUED)
--------------------------------------------------------------------------------

                                   SHARES/FACE             MARKET
DESCRIPTION                        AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------

 WHOLESALE -- DRUGS PROPRIETARIES & DRUGGISTS'
     SUNDRIES --  3.1%
 Cardinal Health                    925,000         $        51,134
                                                    ---------------
                                                             51,134
                                                    ---------------

 TOTAL COMMON STOCK
     (Cost $2,935,032)                                    1,605,796
                                                    ---------------

 REPURCHASE AGREEMENT -- 0.8%
 ABN AMRO (A)
   1.220%, dated 04/30/03, matures
   05/01/03, repurchase price
   $12,503,315 (collateralized
   by U.S. Government
   obligations, total market
   value: $12,753,954)              $12,503                  12,503
                                                    ---------------

 TOTAL REPURCHASE AGREEMENT
     (Cost $12,503)                                          12,503
                                                    ---------------

 TOTAL INVESTMENTS -- 99.6%

     (Cost $2,947,535)                                    1,618,299
                                                    ---------------

 OTHER ASSETS AND LIABILITIES, NET -- 0.4%
 Investment Advisory Fees Payable                              (922)
 Administration Fees Payable                                    (50)
 Other Assets and Liabilities                                 7,644
                                                    ---------------
                                                              6,672
                                                    ---------------

                                                       VALUE (000)
--------------------------------------------------------------------------------
 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 63,102,389
   outstanding shares of
   beneficial interest                                $   4,584,994
 Accumulated net investment loss                             (2,592)
 Accumulated net realized loss
   on investments                                        (1,628,195)
 Net unrealized depreciation
   on investments                                        (1,329,236)
                                                    ---------------

 TOTAL NET ASSETS-- 100.0%                               $1,624,971
                                                    ===============

 Net Asset Value, Offering and Redemption
   Price Per Share                                          $25.75
                                                            ======

 * NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        5                  www.oakassociates.com

Statement of Net Assets


APRIL 30, 2003 (UNAUDITED)

Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------

                                                         MARKET
DESCRIPTION                           SHARES           VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.3%

 ACCOUNTING -- BOOKKEEPING -- 4.9%
 Paychex                            265,000          $         8,252
                                                     ---------------
                                                               8,252
                                                     ---------------

 COMPUTER COMMUNICATIONS EQUIPMENT -- 16.5%
 Cisco Systems*                   1,180,000                   17,747
 Juniper Networks*                  965,000                    9,862
                                                     ---------------
                                                              27,609
                                                     ---------------

 DATA STORAGE -- 5.2%
 Brocade Communications
   Systems*                         540,000                    3,116
 McData, Cl A*                      525,000                    5,555
                                                     ---------------
                                                               8,671
                                                     ---------------

 E-COMMERCE -- SERVICES -- 4.7%
 eBay*                               85,000                    7,885
                                                     ---------------
                                                               7,885
                                                     ---------------

 LABORATORY ANALYTICAL INSTRUMENTS -- 4.9%
 Waters*                            345,000                    8,284
                                                     ---------------
                                                               8,284
                                                     ---------------

 SECURITY BROKERS, DEALERS & FLOTATION
     COMPANIES -- 5.2%
 Charles Schwab                   1,015,000                    8,759
                                                     ---------------
                                                               8,759
                                                     ---------------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 4.9%
 Applied Materials*                 557,000                    8,132
                                                     ---------------
                                                               8,132
                                                     ---------------

                                                         MARKET
DESCRIPTION                           SHARES           VALUE (000)
--------------------------------------------------------------------------------

 SEMICONDUCTORS & RELATED DEVICES -- 21.1%
 Linear Technology                  225,000          $         7,756
 Maxim Integrated Products          350,000                   13,752
 PMC-Sierra*                        485,000                    4,001
 Xilinx*                            360,000                    9,745
                                                     ---------------
                                                              35,254
                                                     ---------------

 SERVICES -- COMPUTER PROGRAMMING
     SERVICES -- 4.2%
 Cognizant Technology
   Solutions*                       390,000                    7,004
                                                     ---------------
                                                               7,004
                                                     ---------------

 SERVICES -- HOME HEALTH CARE SERVICES -- 4.9%
 Express Scripts, Cl A*             140,000                    8,254
                                                     ---------------
                                                               8,254
                                                     ---------------

 SERVICES -- PREPACKAGED SOFTWARE -- 11.2%
 Advent Software*                   450,000                    5,666
 Cerner*                            255,000                    5,095
 Veritas Software*                  360,000                    7,924
                                                     ---------------
                                                              18,685
                                                     ---------------

 SHORT-TERM BUSINESS CREDIT INSTITUTIONS -- 6.2%
 MBNA                               550,000                   10,395
                                                     ---------------
                                                              10,395
                                                     ---------------

 WEB PORTALS/ISP -- 3.4%
 Yahoo!*                            229,000                    5,675
                                                     ---------------
                                                               5,675
                                                     ---------------

 TOTAL COMMON STOCK
     (Cost $332,469)                                         162,859
                                                     ---------------

1-888-462-5386                          6

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund (CONTINUED)
--------------------------------------------------------------------------------

                                    FACE                  MARKET
DESCRIPTION                     AMOUNT (000)           VALUE (000)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 2.7%
 ABN AMRO (A)
   1.220%, dated 04/30/03, matures
   05/01/03, repurchase price
   $4,486,535 (collateralized
   by U.S. Government
   obligations, total market
   value: $4,576,852)                $4,486          $         4,486
                                                     ---------------

 TOTAL REPURCHASE AGREEMENT
     (Cost $4,486)                                             4,486
                                                     ---------------

 TOTAL INVESTMENTS -- 100.0%
     (Cost $336,955)                                         167,345
                                                     ---------------

 OTHER ASSETS AND LIABILITIES, NET -- 0.0%
 Investment Advisory Fees Payable                               (86)
 Administration Fees Payable                                     (5)
 Other Assets and Liabilities                                     51
                                                     ---------------
                                                                 (40)
                                                     ---------------

--------------------------------------------------------------------------------
                                                          VALUE (000)
--------------------------------------------------------------------------------

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 12,632,907
   outstanding shares of
   beneficial interest                                 $   1,084,613
 Accumulated net investment loss                               (586)
 Accumulated net realized loss
   on investments                                          (747,112)
 Net unrealized depreciation
   on investments                                          (169,610)
                                                     ---------------

 TOTAL NET ASSETS-- 100.0%                            $      167,305
                                                     ===============

 Net Asset Value, Offering and
   Redemption Price Per Share                                 $13.24
                                                              ======

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        7                  www.oakassociates.com

Statement of Net Assets


APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------

                                                         MARKET
DESCRIPTION                           SHARES           VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.2%

 COMPUTER COMMUNICATIONS EQUIPMENT -- 9.7%
 Cisco Systems*                     939,900           $       14,136
 Juniper Networks*                1,045,500                   10,685
                                                      --------------
                                                              24,821
                                                      --------------

 COMPUTER PERIPHERAL -- 4.0%
 Symbol Technologies                930,000                   10,165
                                                      --------------
                                                              10,165
                                                      --------------

 CONTRACT MANUFACTURERS -- 3.6%
 Flextronics International*       1,070,000                    9,363
                                                      --------------
                                                               9,363
                                                      --------------

 DATA STORAGE -- 21.6%
 Brocade Communications
   Systems*                       1,742,600                   10,055
 EMC*                             1,237,200                   11,246
 Emulex*                            548,000                   11,229
 McData, Cl A*                    1,185,500                   12,542
 QLogic*                            231,900                   10,201
                                                      --------------
                                                              55,273
                                                      --------------

 E-COMMERCE -- SERVICES -- 4.2%
 eBay*                              116,800                   10,836
                                                      --------------
                                                              10,836
                                                      --------------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 10.8%
 Applied Materials*                 858,700                   12,537
 Novellus*                          252,000                    7,066
 Qualcomm                           250,000                    7,972
                                                      --------------
                                                              27,575

--------------------------------------------------------------------------------
                                                            MARKET
DESCRIPTION                           SHARES             VALUE (000)
--------------------------------------------------------------------------------

 SEMICONDUCTORS & RELATED DEVICES -- 9.9%
 Intersil, Cl A*                    861,000           $       15,929
 Maxim Integrated
   Products                         158,600                    6,231
 Semtech*                           195,400                    3,107
                                                      --------------
                                                              25,267
                                                      --------------

 SERVICES -- COMMERCIAL PHYSICAL &
     BIOLOGICAL RESEARCH -- 3.0%
 Affymetrix*                        415,000                    7,698
                                                      --------------
                                                               7,698
                                                      --------------

 SERVICES -- COMPUTER PROGRAMMING
     SERVICES -- 3.0%
 Cognizant Technology
   Solutions*                       429,000                    7,705
                                                      --------------
                                                               7,705
                                                      --------------

 SERVICES -- PREPACKAGED SOFTWARE -- 28.4%
 Cerner*                            284,142                    5,677
 Check Point Software
   Technologies*                    839,000                   13,197
 Intuit*                            195,500                    7,581
 Microsoft                          596,200                   15,245
 Tibco Software*                  1,351,500                    6,663
 Veritas Software*                  769,000                   16,926
 webMethods*                        753,500                    7,580
                                                      --------------
                                                              72,869
                                                      --------------

 TOTAL COMMON STOCK
     (Cost $380,201)                                         251,572
                                                      --------------

1-888-462-5386                          8

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    FACE                  MARKET
DESCRIPTION                     AMOUNT (000)           VALUE (000)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 0.6%
 ABN AMRO (A)
   1.220%, dated 04/30/03, matures
   05/01/03, repurchase price
   $1,374,597 (collateralized
   by U.S. Government
   obligations, total market
   value: $1,402,115)                $1,375          $         1,375
                                                     ---------------
 TOTAL REPURCHASE AGREEMENT
     (Cost $1,375)                                             1,375
                                                     ---------------

 TOTAL INVESTMENTS -- 98.8%
     (Cost $381,576)                                         252,947
                                                     ---------------

 OTHER ASSETS AND LIABILITIES, NET -- 1.2%
 Investment Advisory Fees Payable                              (136)
 Administration Fees Payable                                     (8)
 Other Assets and Liabilities                                  3,292
                                                     ---------------
                                                               3,148

--------------------------------------------------------------------------------
                                                        VALUE (000)
--------------------------------------------------------------------------------

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 52,973,971
   outstanding shares of
   beneficial interest                                 $   2,013,199
 Accumulated net investment loss                             (1,156)
 Accumulated net realized loss
   on investments                                        (1,627,319)
 Net unrealized depreciation
   on investments                                          (128,629)
                                                     ---------------

 TOTAL NET ASSETS-- 100.0%                                  $256,095
                                                     ===============

 Net Asset Value, Offering and Redemption
   Price Per Share                                             $4.83
                                                               =====

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        9                  www.oakassociates.com

Statement of Net Assets


APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                           SHARES           VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 95.1%

 COMPUTER COMMUNICATIONS EQUIPMENT -- 3.6%
 NetScreen Technologies*             88,000        $          1,785
                                                   ----------------
                                                              1,785
                                                   ----------------

 DATA STORAGE -- 13.0%
 Brocade Communications
   Systems*                         294,600                   1,700
 Emulex*                             96,700                   1,981
 McData, Cl A*                      254,100                   2,688
                                                   ----------------
                                                              6,369
                                                   ----------------

 E-COMMERCE -- SERVICES -- 4.0%
 eBay*                               21,000                   1,948
                                                   ----------------
                                                              1,948
                                                   ----------------

 INDUSTRIAL INSTRUMENTS FOR MEASUREMENT,
     DISPLAY & CONTROL -- 3.2%
 Photon Dynamics*                    73,100                   1,601
                                                   ----------------
                                                              1,601
                                                   ----------------

 PHOTOGRAPHIC EQUIPMENT -- 0.8%
 Pinnacle Systems*                   39,300                     371
                                                   ----------------
                                                                371
                                                   ----------------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 4.5%
 Rudolph Technologies*              147,000                   2,221
                                                   ----------------
                                                              2,221
                                                   ----------------

 SEMICONDUCTORS & RELATED DEVICES -- 29.8%
 Broadcom, Cl A*                    135,800                   2,429
 Cree*                              169,800                   3,388
 DSP Group*                          70,300                   1,469
 Intersil, Cl A*                     78,600                   1,454

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                           SHARES          VALUE (000)
--------------------------------------------------------------------------------
 Ixia*                              118,200        $            720
 Marvell Technology
   Group*                           143,500                   3,312
 Skyworks Solutions*                345,400                   1,848
                                                   ----------------
                                                             14,620
                                                   ----------------

 SERVICES -- ALLIED TO MOTION PICTURE
     PRODUCTION -- 4.4%
 Avid Technology*                    78,700                   2,162
                                                   ----------------
                                                              2,162
                                                   ----------------

 SERVICES -- COMMERCIAL PHYSICAL &
     BIOLOGICAL RESEARCH -- 4.5%
 Affymetrix*                        118,100                   2,191
                                                   ----------------
                                                              2,191
                                                   ----------------

 SERVICES -- COMPUTER INTEGRATED
     SYSTEMS DESIGN -- 6.4%
 AtRoad*                            129,600                     831
 Neoware Systems*                    55,000                     561
 Websense*                          122,200                   1,744
                                                   ----------------
                                                              3,136
                                                   ----------------

 SERVICES -- COMPUTER PROGRAMMING
     SERVICES -- 2.3%
 Cognizant Technology
     Solutions*                      62,100                   1,115
                                                   ----------------
                                                              1,115
                                                   ----------------

 SERVICES -- PREPACKAGED SOFTWARE -- 15.7%
 Cerner*                             68,700                   1,373
 Concord
   Communications*                  156,000                   1,970
 Packeteer*                         332,700                   4,352
                                                   ----------------
                                                              7,695
                                                   ----------------

1-888-462-5386                          10

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 SHARES/FACE           MARKET
DESCRIPTION                     AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------

 TESTING LABS -- 2.9%
 eResearch Technology*               47,400         $         1,413
                                                    ---------------
                                                              1,413
                                                    ---------------

 TOTAL COMMON STOCK
     (Cost $48,209)                                          46,627
                                                    ---------------

 REPURCHASE AGREEMENT -- 5.2%
 Salomon Smith Barney (A) 1.210%,
   dated 04/30/03,  matures 05/01/03,
   repurchase price $2,572,543
   (collateralized by U.S. Government
   obligations, total market
   value: $2,628,533)                $2,572                   2,572
                                                    ---------------

 TOTAL REPURCHASE AGREEMENT
     (Cost $2,572)                                            2,572
                                                    ---------------

 TOTAL INVESTMENTS -- 100.3%
     (Cost $50,781)                                          49,199
                                                    ---------------

 OTHER ASSETS AND LIABILITIES, NET -- (0.3)%
 Investment Advisory Fees Payable                               (12)
 Administration Fees Payable                                     (2)
 Other Assets and Liabilities                                  (154)
                                                    ---------------
                                                               (168)
                                                    ---------------

--------------------------------------------------------------------------------
                                                      VALUE (000)
--------------------------------------------------------------------------------

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 33,311,955
   outstanding shares of
   beneficial interest                                $     354,276
 Accumulated net investment loss                               (228)
 Accumulated net realized loss
   on investments                                          (303,435)
 Net unrealized depreciation
   on investments                                            (1,582)
                                                    ---------------

 TOTAL NET ASSETS-- 100.0%                                  $49,031
                                                    ===============

 Net Asset Value, Offering and Redemption
   Price Per Share                                            $1.47
                                                              =====


 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        11                 www.oakassociates.com

Statement of Net Assets


APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                           SHARES          VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.9%

 BIOLOGICAL PRODUCTS -- 14.5%
 Amgen*                              13,000         $            797
 Genentech*                          14,400                      547
 Invitrogen*                         32,000                    1,047
                                                    ----------------
                                                               2,391
                                                    ----------------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
     APPARATUS -- 8.1%
 Medtronic                           28,100                    1,341
                                                    ----------------
                                                               1,341
                                                    ----------------

 LABORATORY ANALYTICAL INSTRUMENTS -- 13.5%
 Applied Biosystems Group -
   Applera                           46,300                      812
 Bruker Daltonics*                   75,900                      259
 Molecular Devices*                  26,700                      335
 Waters*                             34,000                      816
                                                    ----------------
                                                               2,222
                                                    ----------------

 PHARMACEUTICAL PREPARATIONS -- 27.7%
 Eli Lilly                           10,700                      683
 Johnson & Johnson                   12,300                      693
 Medicis Pharmaceutical,
   Cl A*                             13,500                      778
 Pfizer                              44,800                    1,378
 Teva Pharmaceutical
    Industries ADR                   22,100                    1,032
                                                    ----------------
                                                               4,564

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                           SHARES           VALUE (000)
--------------------------------------------------------------------------------

 SEMICONDUCTORS & RELATED DEVICES -- 1.7%
 Caliper Technologies*               81,000         $            276
                                                    ----------------
                                                                 276
                                                    ----------------

 SERVICES -- COMMERCIAL PHYSICAL &
     BIOLOGICAL RESEARCH -- 8.7%
 Affymetrix*                         76,900                    1,427
                                                    ----------------
                                                               1,427
                                                    ----------------

 SERVICES -- HOME HEALTH CARE SERVICES -- 4.7%
 Express Scripts, Cl A*              13,200                      778
                                                    ----------------
                                                                 778
                                                    ----------------

 SERVICES -- PREPACKAGED SOFTWARE -- 4.3%
 Cerner*                             35,000                      699
                                                    ----------------
                                                                 699
                                                    ----------------

 SURGICAL & MEDICAL INSTRUMENTS &
     APPARATUS -- 4.6%
 Techne*                             34,400                      764
                                                    ----------------
                                                                 764
                                                    ----------------

 WHOLESALE -- DRUGS PROPRIETARIES & DRUGGISTS'
     SUNDRIES -- 9.1%
 Cardinal Health                     27,200                    1,504
                                                    ----------------
                                                               1,504
                                                    ----------------

 TOTAL COMMON STOCK
     (Cost $19,375)                                           15,966
                                                    ----------------

1-888-462-5386                          12

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        FACE                  MARKET
DESCRIPTION                     AMOUNT (000)             VALUE (000)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 2.4%
 Morgan Stanley (A) 1.050%,
   dated 04/30/03, matures
   05/01/03, repurchase price
   $393,267 (collateralized by
   U.S. Government obligations,
   total market value: $401,121)    $393            $            393
                                                    ----------------

 TOTAL REPURCHASE AGREEMENT
     (Cost $393)                                                 393
                                                    ----------------

 TOTAL INVESTMENTS -- 99.3%
     (Cost $19,768)                                           16,359
                                                    ----------------

 OTHER ASSETS AND LIABILITIES, NET -- 0.7%
 Investment Advisory Fees Payable                                (8)
 Administration Fees Payable                                     (1)
 Other Assets and Liabilities                                    128
                                                    ----------------
                                                                 119
                                                    ----------------

--------------------------------------------------------------------------------
                                                        VALUE (000)
--------------------------------------------------------------------------------

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization-- no par value)
   based on 2,247,659
   outstanding shares of
   beneficial interest                                $       23,038
 Accumulated net investment loss                                (52)
 Accumulated net realized loss
   on investments                                            (3,099)
 Net unrealized depreciation
   on investments                                            (3,409)
                                                    ----------------

 TOTAL NET ASSETS-- 100.0%                                   $16,478
                                                    ================

 Net Asset Value, Offering and Redemption
   Price Per Share                                             $7.33
                                                               =====

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 ADR -- AMERICAN DEPOSITORY RECEIPT
 CL -- CLASS

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        13                 www.oakassociates.com

Statements of Operations (000)

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2003 (UNAUDITED)

                                                                       WHITE OAK
                                                                     GROWTH STOCK
                                                                         FUND
----------------------------------------------------------------------------------------------
Investment Income:
   Dividends ....................................................        $ 5,315
   Interest .....................................................             31
----------------------------------------------------------------------------------------------
      Total Investment Income ...................................          5,346
----------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .....................................          5,702
   Administration Fees ..........................................            308
   Transfer Agent Fees ..........................................          1,944
   Printing Fees ................................................            339
   Professional Fees ............................................             64
   Trustee Fees .................................................             60
   Custodian Fees ...............................................             39
   Registration Fees ............................................             39
   Insurance and Other Fees .....................................             42
----------------------------------------------------------------------------------------------
      Total Expenses ............................................          8,537
----------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived ........................           (578)
         Directed Brokerage .....................................            (21)
----------------------------------------------------------------------------------------------
      Net Expenses ..............................................          7,938
----------------------------------------------------------------------------------------------
      Net Investment Loss .......................................         (2,592)
----------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on Securities Sold ..................       (159,180)
   Net Change in Unrealized Appreciation (Depreciation)
      of Investment Securities ..................................        322,799
----------------------------------------------------------------------------------------------
      Net Realized and Unrealized Gain
           (Loss) on Investments ................................        163,619
----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
      From Operations ...........................................       $161,027
==============================================================================================


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386                          14


                                                                      PIN OAK               RED OAK
                                                                  AGGRESSIVE STOCK     TECHNOLOGY SELECT
                                                                        FUND                 FUND
----------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends ....................................................   $      200         $         82
   Interest .....................................................           25                   32
----------------------------------------------------------------------------------------------------------
      Total Investment Income ...................................          225                  114
----------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .....................................          571                  894
   Administration Fees ..........................................           31                   48
   Transfer Agent Fees ..........................................          301                  481
   Printing Fees ................................................           37                   60
   Professional Fees ............................................            7                   10
   Trustee Fees .................................................            6                    9
   Custodian Fees ...............................................            4                    6
   Registration Fees ............................................            4                    6
   Insurance and Other Fees .....................................            4                    7
----------------------------------------------------------------------------------------------------------
      Total Expenses ............................................          965                1,521
----------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived ........................         (145)                (251)
         Directed Brokerage .....................................           (9)                  --
----------------------------------------------------------------------------------------------------------
      Net Expenses ..............................................          811                1,270
----------------------------------------------------------------------------------------------------------
      Net Investment Loss .......................................         (586)              (1,156)
----------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on Securities Sold ..................     (160,500)            (211,398)
   Net Change in Unrealized Appreciation (Depreciation)
      of Investment Securities ..................................      180,134              242,713
----------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized Gain
           (Loss) on Investments ................................       19,634               31,315
----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
      From Operations ...........................................    $  19,048            $  30,159
==========================================================================================================


                                                                        BLACK OAK             LIVE OAK
                                                                   EMERGING TECHNOLOGY     HEALTH SCIENCES
                                                                          FUND                  FUND
------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends ....................................................  $       --               $      34
   Interest .....................................................             10                    3
------------------------------------------------------------------------------------------------------------
      Total Investment Income ...................................             10                   37
------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .....................................            168                   63
   Administration Fees ..........................................              9                    3
   Transfer Agent Fees ..........................................            173                   39
   Printing Fees ................................................             11                    4
   Professional Fees ............................................              2                    1
   Trustee Fees .................................................              2                    1
   Custodian Fees ...............................................              1                  --
   Registration Fees ............................................              1                  --
   Insurance and Other Fees .....................................              1                  --
------------------------------------------------------------------------------------------------------------
      Total Expenses ............................................            368                  111
------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived ........................           (130)                 (22)
         Directed Brokerage .....................................             --                   --
------------------------------------------------------------------------------------------------------------
      Net Expenses ..............................................            238                   89
------------------------------------------------------------------------------------------------------------
      Net Investment Loss .......................................           (228)                 (52)
------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on Securities Sold ..................        (15,186)                  29
   Net Change in Unrealized Appreciation (Depreciation)
      of Investment Securities ..................................         23,227               (1,133)
------------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized Gain
           (Loss) on Investments ................................          8,041               (1,104)
------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
      From Operations ...........................................      $   7,813              $(1,156)
============================================================================================================


                                        15                 www.oakassociates.com

Statements of Changes in Net Assets (000)


FOR PERIOD ENDED APRIL 30, 2003 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2002

                                                                                                          WHITE OAK
                                                                                                        GROWTH STOCK
                                                                                                            FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 11/01/02           11/01/01
                                                                                                TO 04/30/03        TO 10/31/02
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss .........................................................             $     (2,592)   $      (8,453)
   Net Realized Gain (Loss) on Securities Sold .................................                 (159,180)        (719,946)
   Net Change in Unrealized Appreciation (Depreciation)
      of Investment Securities .................................................                  322,799         (162,630)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations ................................................                  161,027         (891,029)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued ...............................................................                  177,220          629,770
   Shares Redeemed .............................................................                 (307,271)      (1,333,104)
------------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions .......................................                 (130,051)        (703,334)
------------------------------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets ............................                   30,976       (1,594,363)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .........................................................                1,593,995        3,188,358
------------------------------------------------------------------------------------------------------------------------------------
   End of Period ...............................................................               $1,624,971      $ 1,593,995
====================================================================================================================================
Shares Issued and Redeemed:
   Issued ......................................................................                    7,365           18,684
   Redeemed ....................................................................                  (12,917)         (42,333)
------------------------------------------------------------------------------------------------------------------------------------
           Net Increase (Decrease) in Share Transactions .......................                   (5,552)         (23,649)
====================================================================================================================================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386                          16

                                                                                               PIN OAK
                                                                                          AGGRESSIVE STOCK
                                                                                                FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                                     11/01/02         11/01/01
                                                                                    TO 04/30/03      TO 10/31/02
-------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss ......................................................... $       (586)    $    (2,412)
   Net Realized Gain (Loss) on Securities Sold .................................     (160,500)       (435,617)
   Net Change in Unrealized Appreciation (Depreciation)
      of Investment Securities .................................................      180,134         304,193
-------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations ................................................       19,048        (133,836)
-------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued ...............................................................       38,724         122,969
   Shares Redeemed .............................................................      (34,242)       (208,441)
-------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions .......................................        4,482         (85,472)
-------------------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets ............................       23,530        (219,308)
-------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .........................................................      143,775         363,083
-------------------------------------------------------------------------------------------------------------------------
   End of Period ...............................................................   $  167,305      $  143,775
=========================================================================================================================
Shares Issued and Redeemed:
   Issued ......................................................................        3,023           5,912
   Redeemed ....................................................................       (2,748)        (10,358)
-------------------------------------------------------------------------------------------------------------------------
           Net Increase (Decrease) in Share Transactions .......................          275          (4,446)
=========================================================================================================================


                                                                      RED OAK
                                                                    TECHNOLOGY
                                                                    SELECT FUND
------------------------------------------------------------------------------------------
                                                             11/01/02        11/01/01
                                                            TO 04/30/03     TO 10/31/02
------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss ...................................$  (1,156)    $    (4,224)
   Net Realized Gain (Loss) on Securities Sold ........... (211,398)       (734,657)
   Net Change in Unrealized Appreciation (Depreciation)
      of Investment Securities ...........................  242,713         495,846
------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations ..........................   30,159        (243,035)
------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued .........................................   70,353         306,081
   Shares Redeemed .......................................  (61,807)       (377,319)
------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions .................    8,546         (71,238)
------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets ......   38,705        (314,273)
------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ...................................  217,390         531,663
------------------------------------------------------------------------------------------
   End of Period ......................................... $256,095      $  217,390
==========================================================================================
Shares Issued and Redeemed:
   Issued ................................................   14,930          37,931
   Redeemed ..............................................  (13,348)        (49,492)
------------------------------------------------------------------------------------------
           Net Increase (Decrease) in Share Transactions .    1,582         (11,561)
==========================================================================================



                                                                     BLACK OAK                     LIVE OAK
                                                                EMERGING TECHNOLOGY             HEALTH SCIENCES
                                                                       FUND                          FUND
-----------------------------------------------------------------------------------------------------------------------
                                                               11/01/02     11/01/01         11/01/02     11/01/01
                                                              TO 04/30/03  TO 10/31/02      TO 04/30/03  TO 10/31/02
-----------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss ................................... $     (228)  $      (802)     $      (52)   $    (116)
   Net Realized Gain (Loss) on Securities Sold ...........    (15,186)     (212,719)             29       (3,128)
   Net Change in Unrealized Appreciation (Depreciation)
      of Investment Securities ...........................     23,227       148,461          (1,133)      (2,790)
-----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations ..........................      7,813       (65,060)         (1,156)      (6,034)
-----------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued .........................................     14,595       142,264           2,290       26,007
   Shares Redeemed .......................................    (13,960)     (140,812)         (3,342)     (22,421)
-----------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets
         from Capital Share Transactions .................        635         1,452          (1,052)       3,586
-----------------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets ......      8,448       (63,608)         (2,208)      (2,448)
-----------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ...................................     40,583       104,191          18,686       21,134
-----------------------------------------------------------------------------------------------------------------------
   End of Period .........................................  $  49,031     $  40,583        $16,478       $18,686
=======================================================================================================================
Shares Issued and Redeemed:
   Issued ................................................     10,489        47,905             302        2,936
   Redeemed ..............................................    (10,195)      (49,876)           (439)      (2,615)
-----------------------------------------------------------------------------------------------------------------------
           Net Increase (Decrease) in Share Transactions .        294        (1,971)           (137)          321
=======================================================================================================================

                                        17                 www.oakassociates.com

Notes to Financial Statements


APRIL 30, 2003, (UNAUDITED)

1. ORGANIZATION:
--------------------------------------------------------------------------------

The Oak Associates Funds (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with five funds: White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund (diversified funds), Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investment in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

  SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

  NET ASSET VALUE PER SHARE--The net asset value per share of each Fund is calculated on each business day by dividing the total value of each

1-888-462-5386                          18

  Fund's assets, less liabilities, by the number of shares outstanding.

  EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

  REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

  DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared and paid to shareholders on an annual basis, as applicable. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

  DIRECTED BROKERAGE--The Funds may direct certain investment trades to brokers who pay a portion of the commissions for those trades to the Funds. The commissions paid are used to offset a portion of the total annual operating expenses of the respective Fund after expense waivers. During the six-month period ended April 30, 2003, the White Oak Growth Stock and Pin Oak Aggressive Stock Funds' expenses were reduced by $21,433 and $8,833, respectively, under this arrangement. The effect on the Funds' expense ratios, as a percentage of the average net assets of the Funds on an annualized basis for the six-month period ended April 30, 2003, were 0.00% and 0.01% for the White Oak Growth Stock and Pin Oak Aggressive Stock Funds, respectively.

3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

  Certain officers of the Trust are also officers of Oak Associates, ltd., SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

  The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For the period ended April 30, 2003, the Funds paid the Distributor $4,278 through a reduction in the yield earned by the Funds.


4. ADMINISTRATION, SHAREHOLDER
   SERVICING AND DISTRIBUTION
   AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and the Administrator are parties to an Administrative Agreement dated February 27, 1998, as amended April 1, 2001, under which the Administrator provides management and administrative services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $10 billion, 0.0175% on the next $5 billion, and 0.015% of such assets in excess of $15 billion. There is a minimum annual administration fee of $475,000 for the complex.

                                        19                 www.oakassociates.com

APRIL 30, 2003, (UNAUDITED)

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Funds.

The Trust and the Distributor are parties to a Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND
   CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------
The Trust and Oak Associates, ltd. (the "Adviser") are parties to an Investment Advisory Agreement dated February 27, 1998, as amended February 21, 2001, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. Effective March 1, 2003, the Adviser has agreed to voluntarily waive all or a portion of its fees (and to reimburse the Funds' expenses if necessary) in order to limit operating expenses to not more than 1.15% of the average daily net assets of each of the Funds. Prior to March 1, 2003, the Adviser contractually waived all or a portion of its fees to limit the Funds' expenses to 1.00% of the average daily net assets of each of the Funds.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2003, were as follows (000):
                                   PURCHASES   SALES
                                    --------  -------
White Oak Growth Stock Fund .....   $26,273   $154,832
Pin Oak Aggressive Stock Fund ...    31,914     29,681
Red Oak Technology Select Fund ..    89,437     82,032
Black Oak Emerging Technology
  Fund ..........................     9,680     10,113
Live Oak Health Sciences Fund ...       785      1,044

7. FEDERAL INCOME TAXES:
--------------------------------------------------------------------------------

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in

1-888-462-5386                  20
nature. These differences are primarily due to wash sales as well as net operating losses which may be carried forward for Federal income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At October 31, 2002, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):
                                     EXPIRING OCTOBER 31,
                    -----------------------------------------------
                     2007    2008     2009        2010      TOTAL
                     -----  ------   ------      -------   -------
White Oak
  Growth
  Stock Fund ......  $ --     $--   $749,069    $712,972  $1,462,041
Pin Oak Aggressive
  Stock Fund ......    --      --    137,533     436,197     573,730
Red Oak
  Technology
  Select Fund ..... 1,366  56,063    610,821     726,266   1,394,516
Black Oak
  Emerging
  Technology
  Fund ............    --       --   75,404     212,845     288,249
Live Oak Health
  Sciences Fund ...    --       --       --       3,128       3,128

At April 30, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds were as follows (000):

                                    FEDERAL     AGGREGATE      AGGREGATE
                                      TAX         GROSS          GROSS
                                     COST     APPRECIATION    DEPRECIATION         NET
                                 -----------  -------------  --------------  ---------------
White Oak
  Growth
  Stock Fund .................    $2,954,508     $272,392     $(1,608,601)    $(1,336,209)
Pin Oak
  Aggressive
  Stock Fund .................       346,365       28,780        (207,800)        (179,020)
Red Oak
  Technology
  Select Fund ................       387,254       14,804        (149,111)        (134,307)
Black Oak
  Emerging
  Technology
  Fund .......................        50,781        7,702          (9,284)          (1,582)
Live Oak Health
  Sciences Fund ..............        19,768        1,496          (4,905)          (3,409)

8.  CONCENTRATION OF CREDIT RISK
--------------------------------------------------------------------------------

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, the Funds may be more affected by economic and political developments in those industries than a general equity fund would be.

                                        21                 www.oakassociates.com

Oak Associates Funds                                                  PRSRT STD
P.O. Box 219441                                                     U.S. POSTAGE
Kansas City, MO 64121-9441                                              PAID
                                                                         OAK
WWW.OAKASSOCIATES.COM                                                ASSOCIATES


OAK-F-023-0400

Item 2.    Code of Ethics.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

Item 3.    Audit Committee Financial Expert.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

Item 4.     Principal Accountant Fees and Services.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

Items 5-6.  (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  (Reserved)

Item 9.    Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Items 10.  Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Oak Associates Funds


By (Signature and Title)*                     \s\ William E. White
                                              --------------------------
                                              William E. White, President

Date 6/16/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     \s\ William E. White
                                              ---------------------------
                                              William E. White, President

Date 6/16/03


By (Signature and Title)*                     \s\ Jennifer E. Spratley
                                              --------------------------------
                                              Jennifer E. Spratley, Controller
                                              and CFO

Date 6/16/03
* Print the name and title of each signing officer under his or her signature.